Share-based payments - Share options and awards (Details) £ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2022 GBP (£) shares £ / shares	Dec. 31, 2021 GBP (£) shares £ / shares	Dec. 31, 2020 shares
Deferred Share Value Plan and Share Value Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award granted in year | £	£ 1.43	£ 1.62
Weighted average share price at exercise/release during year | £ / shares	£ 1.61	£ 1.76
Weighted average remaining contractual life	1 year	1 year
Number of options/ awards outstanding | shares	501,454	413,859	416,941
Others
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options/ awards outstanding | shares	316,534	335,976	356,033
Others | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award granted in year | £	£ 0.38	£ 0.64
Weighted average share price at exercise/release during year | £ / shares	£ 1.59	£ 1.75
Weighted average remaining contractual life	0 years	0 years
Others | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award granted in year | £	£ 1.64	£ 1.8
Weighted average share price at exercise/release during year | £ / shares	£ 1.66	£ 1.92
Weighted average remaining contractual life	3 years	3 years